Shareholder Report, Average Annual Return (Details) 193575_AAM Crescent CLO ETF_TF_TSR SemiAnnual {TF}	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
AAM Crescent CLO ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AAM Crescent CLO ETF NAV
Average Annual Return, Percent		2.60%
JP Morgan CLOIE Investment Grade Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan CLOIE Investment Grade Total Return Index
Average Annual Return, Percent		2.66%